Share-Based Compensation - Schedule of Fair Value Assumptions of the Stock Options Granted to Employees, Directors and Nonemployees (Details) - Stock Option Valuation [Member]	12 Months Ended
Dec. 31, 2023
Schedule of Fair Value Assumptions of the Stock Options Granted to Employees, Directors and Nonemployees [Line Items]
Risk-free interest rate	3.53%
Expected term (in years)	6 years 3 months 18 days
Expected volatility	71.00%
Expected dividend yield	0.00%